Purchases and other expenses - External purchases components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Commercial, equipments expenses and content rights	€ (7,293)	€ (7,228)	€ (7,117)
o/w costs of terminals and other equipment sold	(4,042)	(4,123)	(4,112)
o/w advertising, promotional, sponsoring and rebranding costs	(823)	(850)	(845)
Service fees and inter-operator costs	(4,612)	(4,923)	(5,128)
Other network expenses, IT expenses	(3,253)	(3,192)	(3,074)
Other external purchases	(2,739)	(3,220)	(3,062)
o/w rental expenses	(270)	(1,181)	(1,148)
Purchases and other expenses	€ (17,897)	€ (18,563)	€ (18,381)